U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

October 1, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:
TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Act Registration No: 811-10401
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (S000033200)
M.D. Sass Equity Income Plus Fund (S000041242)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund and the M.D. Sass Equity Income Plus Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated September 26, 2014, and filed electronically as Post-Effective Amendment No. 458 to the Fund’s Registration Statement on Form N-1A on September 23, 2014.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC